Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Cash and Cash Equivalents

	2018 $m	2017 $m
Cash at bank and in hand	202	164
Short-term deposits	234	4
Repurchase agreements	268	—

	704	168

Summary of Cash and Cash Equivalents in the Statement of Cash Flows

For the purposes of the Group statement of cash flows, cash and cash equivalents comprise the following:

	2018 $m	2017 $m
Cash at bank and in hand	202	164
Short-term deposits	234	4
Repurchase agreements	268	—

	704	168
Bank overdrafts (note 20)	(104)	(110)

	600	58